Equity (Details)				9 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($) $ / shares	May 04, 2023 USD ($) $ / shares	Feb. 28, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Feb. 28, 2022 USD ($)
Equity [Abstract]
Share capital				$ 11,615,905		$ 11,605,513
Ordinary shares subscribed and disbursed (in shares) | shares				116,159,054		116,055,126
Nominal value per share (in dollars per share) | $ / shares				$ 0.1
Voting right per share | Vote				1
Reduction of share premium				$ 0
Capital contribution by non-controlling interests				$ 19,823,000	$ 0
Treasury shares held (in shares) | shares				0		0
Number of treasury share transactions in the period (in shares) | shares				0		0
Chile PV 3 [Member]
Equity [Abstract]
Capital contribution by non-controlling interests				$ 19,500,000
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date			Feb. 28, 2023
Dividend paid date			Mar. 25, 2023
Dividends paid (in dollars per share) | $ / shares			$ 0.445
Dividends paid			$ 51,700,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date		May 04, 2023
Dividend paid date		Jun. 15, 2023
Dividends paid (in dollars per share) | $ / shares		$ 0.445
Dividends paid		$ 51,700,000
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date	Jul. 31, 2023
Dividend paid date	Sep. 15, 2023
Dividends paid (in dollars per share) | $ / shares	$ 0.445
Dividends paid	$ 51,700,000
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares				103,928	228,560
Algonquin [Member]
Equity [Abstract]
Ownership interest				42.20%
Proportion of voting rights held by non-controlling interests				41.50%
Dividends paid to non-controlling interests				$ 10,700,000	$ 14,600,000
Itochu Corporation [Member]
Equity [Abstract]
Dividends paid to non-controlling interests				5,100,000	2,900,000
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests				6,700,000	5,300,000
IDC [Member]
Equity [Abstract]
Dividends paid to non-controlling interests				1,200,000	5,900,000
Kaxu Community Trust [Member]
Equity [Abstract]
Dividends paid to non-controlling interests				$ 1,200,000	$ 5,900,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares					$ 33.57
Shares issued (in shares) | shares				0	3,423,593
Net proceeds					$ 114,000,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering							$ 150,000,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium				$ (250,000,000)